Cover	Jun. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2022
Entity File Number	333-255894
Entity Registrant Name	IR-MED INC
Entity Central Index Key	0001839133
Entity Tax Identification Number	83-0452269
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	ZHR Industrial Zone
Entity Address, City or Town	Rosh Pina
Entity Address, Country	IL
Entity Address, Postal Zip Code	1231400
City Area Code	+ 972
Local Phone Number	4-655-5054
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable